ACCOUNTING ESTIMATES AND JUDGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTING ESTIMATES AND JUDGMENTS
Schedule of the accounting estimates evaluated as the most critical by the Management of Eletrobras and its subsidiaries and its details
Below, lists the accounting estimates evaluated as the most critical by the Management of AXIA Energia and its subsidiaries, with their details within each explanatory note:

No.	Note	Significant estimates and judgments
9/13	Accounts receivable/Financing and loans receivable	Expected Credit Loss Assessment
12	Deferred income tax and social contribution - asset	Realization of tax credits based on estimates of future taxable income
10	Contractual Transmission Assets	Remuneration rate for concession contracts, price allocation to performance obligations and cash flow forecast
16.3/19/22	Losses on investments, recoverable value of long-term assets and onerous contracts	Present value of future cash flows, considering the discount rate determined by the Company
16.1	Business Combination	Fair value of the assets and liabilities of the transaction
23	Post-employment Benefit	Actuarial assumptions of post-employment benefit plans
27	Provisions for litigation and contingent liabilities	Estimates of losses in legal proceedings
37.3.2	Derivative Financial Instruments	Fair value of financial instruments